UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21190
SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
(Exact name of registrant as specified in charter)
527 Madison Avenue-16th Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)
Marie Noble
SkyBridge Capital II, LLC
527 Madison Avenue-16th Floor
New York, NY 10022
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 485-3100
Date of fiscal year end: March 31
Date of reporting period: September 30, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.
The Report to Shareholders is attached herewith.
SkyBridge
Multi-Adviser Hedge Fund Portfolios LLC
Semi-Annual Report
September 30, 2011
(Unaudited)

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
TABLE OF CONTENTS

Statement of Assets and Liabilities	1

Schedule of Investments	2

Statement of Operations	4

Statements of Changes in Shareholders’ Capital	5

Statement of Cash Flows	6

Financial Highlights	7

Notes to Financial Statements	8

Fund Management	19

Independent Directors	20

Interested Director	21

Officers	22

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
Statement of Assets and Liabilities
September 30, 2011 (Unaudited)

Assets

Investments in Investment Funds, at fair value (cost $1,633,159,807)	$1,769,640,015
Cash and cash equivalents	7,079,627
Investments in Portfolio Funds paid in advance	84,400,000
Receivable for redemptions from Investment Funds	15,611,709
Other assets	188,188

Total assets	1,876,919,539

Liabilities

Contributions received in advance	78,414,633
Redemptions payable	12,720,984
Management fee payable	2,246,205
Professional fees payable	577,966
Directors’ fees payable	32,500
Accounts payable and other accrued expenses	930,683

Total liabilities	94,922,971

Shareholders’ Capital (1,674,122.088 Shares Outstanding)	$1,781,996,568

Net asset value per share	$1,064.44

Composition of Shareholders’ Capital
Paid-in capital	$1,922,363,597
Accumulated net investment loss	(20,644,916)
Accumulated net realized loss on investment transactions	(256,202,321)
Accumulated net unrealized appreciation on investments	136,480,208

Shareholders’ Capital	$1,781,996,568

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
Schedule of Investments (Unaudited)
September 30, 2011

			% of
			Shareholders’
	Cost	Fair Value	Capital
Investments in Investment Funds

Directional Equity
Artis Partners 2X Ltd. — a	$16,000,000	$12,857,750	0.72%
East Side Capital Offshore, Ltd. — b	30,700,000	27,343,111	1.54
Frontpoint Onshore Healthcare Fund 2X LP — e	8,574	10,784	0.00	*
Horseman European Select Fund — a	29,220,923	25,619,408	1.44
JAT Capital Domestic Fund L.P. — Series A — b	31,000,000	36,456,480	2.05
Keywise Greater China Onshore Fund — b	9,400,000	7,332,728	0.41
Passport Global Strategies III LTD — e	1,373,174	1,170,796	0.07
Passport Special Opp Fund, L.P. — Class E — d	36,498,223	29,788,193	1.67
Prism Partners III Leveraged L.P. — b	8,000,000	8,065,004	0.45
Redmile Capital Fund LP, Tranche A — b	5,500,000	5,062,120	0.28
Sprott Offshore Fund II LTD Class B — a	21,736,890	20,848,714	1.17
Tao Holdings — e	256,124	374,295	0.02
Zaxis Institutional Partners L.P. — a	9,695,080	8,134,457	0.46

Total Directional Equity	199,388,988	183,063,840	10.28

Directional Macro
Astenbeck Offshore Commodities Fund II Ltd. — a	18,000,000	13,271,157	0.75
Brevan Howard Fund Limited — a	2,733,370	3,288,434	0.19
Drawbridge Global Macro Fund Ltd — SP Reserve — e	45,301	45,525	0.00	*
Drawbridge Global Macro Fund Ltd Side Pocket 10 - e	6,510	1,273	0.00	*
Drawbridge Global Macro Fund Ltd Side Pocket 11 - e	6,437	12,074	0.00	*
Drawbridge Global Macro Fund Ltd Side Pocket 12 - e	379,456	228,502	0.01
Drawbridge Global Macro Fund Ltd Side Pocket 4 - e	91,011	69,240	0.00	*
Drawbridge Global Macro Fund Ltd Side Pocket 5 - e	17,217	43,936	0.00	*
Drawbridge Global Macro Fund Ltd Side Pocket 6 - e	28,069	—	0.00	*
Drawbridge Global Macro Fund Ltd Side Pocket 7 - e	6,116	41,449	0.00	*
Drawbridge Global Macro Ltd C1 H10D SP May 9 2008 - e	36,424	16,943	0.00	*
HFR Offshore Umbrella FM Trust Bristol C — a	9,000,000	6,897,693	0.39

Total Directional Macro	30,349,911	23,916,226	1.34

Event Driven
Alden Global Distressed Opp Fund, LP — a	28,414,792	23,381,961	1.31
Alden Global Value Recovery, L.P. — a	8,000,000	6,830,295	0.38
Amber Global Opportunities Fund L.P. — Class B(R) — a	33,500,000	34,301,633	1.92
Ashmore Asian Recovery Fund Limited — b	3,105,398	2,461,440	0.14
Axonic Credit Opportunities L.P. — b	28,000,000	27,734,977	1.56
Axonic Credit Opportunities Overseas Fund, Ltd. — b	32,000,000	31,697,117	1.78
BHR Master Fund, Ltd. — b	46,000,000	39,951,322	2.24
Carrington Investment Partners ( US ) LP — b	10,946,814	2,131,975	0.12
Cheyne European Event Driven Fund L.P. — a	17,000,000	16,607,601	0.93
CPIM Structured Credit Fund 1000 INC — b	2,045,675	257,850	0.01
CPIM Structured Credit Fund 1500 INC — c	1,472,128	134,113	0.01
Harbinger Capital Partners Class L Holdings Series 2 - e	136,192	286,373	0.02
Harbinger Capital Partners Class PE Holdings Series 1 - e	5,288,252	3,500,666	0.20
Harbinger Capital Partners Offshore Fund I, Cl LS — e	1,787,567	1,768,681	0.10
JLP Credit Opportunity Fund L.P. — b	15,000,000	10,982,237	0.62
Marathon Distressed Subprime Fund (Cayman) LTD Class B — e	555,397	778,438	0.04
Marathon Securitized Credit Fund, Ltd. — b	70,982,982	67,349,359	3.78
Marathon Special Opp Fund LTD SP 2 - e	407,098	484,503	0.03
Marathon Special Opp LTD SP 4 - e	588,093	259,083	0.01
Marathon Special Opportunity Fund LTD Ser. 31 Dec 2008 - e	83,362	137,686	0.01
Marathon Special Opportunity Fund LTD SP 6 - e	276,235	426,646	0.02
Marathon Structured Finance Ltd. Class D Ser 1 - e	3,962,887	4,331,849	0.24
See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
Schedule of Investments (Unaudited) (continued)
September 30, 2011

			% of
			Shareholders’
	Cost	Fair Value	Capital
Investments in Investment Funds (continued)

Event Driven (continued)
Pardus Special Opportunities Fund I LTD — b	$25,000,000	$12,747,403	0.72%
Paulson Partners Enhanced L.P. Class A (Gold Exposure) — a	32,000,000	25,386,105	1.42
Paulson Recovery Fund LP, Class B (Gold Exposure) — a	91,230,129	71,600,413	4.02
Pine River Fixed Income Fund LP — b	122,572,139	158,067,325	8.87
Polygon European Equity Opportunity Fund Ltd. — b	17,000,000	15,067,331	0.85
Stark Investments Structured Finance Onshore Fund — d	6,519,237	6,392,432	0.36
Third Point Ultra, Ltd. — b	177,211,018	176,017,006	9.88
York Credit Opportunities Fund, LP — b	16,500,000	18,570,766	1.04
York Credit Opportunities Unit Trust — b	5,000,000	6,247,654	0.35
York European Focus Fund L.P. — b	15,651,313	13,548,406	0.76

Total Event Driven	818,236,708	779,440,646	43.74

Relative Value
Brigade Leveraged Capital Structures LP — b	6,006,043	7,660,938	0.43
EJF Debt Opportunities Fund L.P. — b	64,000,000	60,424,352	3.39
Lazard Rathmore Fund, Ltd. — b	16,200,000	16,296,410	0.91
Metacapital Mortgage Opp Fund Ltd. Class B — b	141,500,000	150,173,777	8.43
Metacapital Mortgage Opportunities Fund, L.P. — b	25,790,227	31,039,650	1.74
Midway Market Neutral Fund, LLC — a	44,166,430	47,995,195	2.69
Midway Market Neutral International Fund Ltd. — a	38,025,000	40,025,071	2.25
Providence MBS Fund, LP — b	52,900,000	96,195,950	5.40
Providence MBS Offshore Fund, LTD — b	55,801,594	81,699,250	4.58
SOLA 1 - a	18,195,176	18,214,771	1.02
Sola 1 Class SP — e	1,284,031	1,971,507	0.11
Sola 1 Class T2 - e	3,984,191	4,368,778	0.25
Stratus Fund LTD Double Lev Class C Side Pocket — e	327,477	325,459	0.02
Structured Service Holdings LP — a	23,440,770	91,798,168	5.15
Structured Service Holdings LTD — a	93,563,261	135,030,027	7.58

Total Relative Value	585,184,200	783,219,303	43.95

Total Investments in Investment Funds	$1,633,159,807	$1,769,640,015	99.31

Other Assets, less Liabilities		12,356,553	0.69

Shareholders’ Capital		$1,781,996,568	100.00%

Note: Investments in underlying Investment Funds are categorized by investment strategy.

*	Amounts are less than 0.005%.

a	Redemptions permitted monthly.

b	Redemptions permitted quarterly.

c	Redemptions permitted semi annually.

d	Redemptions permitted annually.

e	Illiquid, redeemable only when underlying investment is realized or converted to regular interest in Investment Fund. The Company held $20,654,486 (1.17% of total Investments in Investment Funds) of illiquid investments at September 30, 2011.
See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
Statement of Operations
Six Months Ended September 30, 2011 (Unaudited)

Investment income
Interest income	$3,945

Total investment income	3,945

Expenses
Management fee	12,297,973
Accounting fees	956,619
Risk monitoring fees	595,223
Professional fees	536,404
Filing fees	90,944
Marketing fees	49,345
Directors’ fees and expenses	41,500
Custodian fees	22,863
Miscellaneous expenses	349,305

Total expenses	14,940,176

Net investment loss	(14,936,231)

Net realized gain/(loss) and change in unrealized appreciation/depreciation on investments in Investment Funds

Net realized gain/(loss) on sales of investments in Investment Funds	9,568,668
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(115,114,334)

Net realized and unrealized loss on investments in Investment Funds	(105,545,666)

Net decrease in Shareholders’ Capital from operations	$(120,481,897)

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
Statements of Changes in Shareholders’ Capital

	Six Months
	Ended
	September 30,
	2011	Year Ended
	(Unaudited)	March 31, 2011
Operations

Net investment loss	$(14,936,231)	$(17,003,417)
Net realized gain/(loss) on sales of investments in Investment Funds	9,568,668	17,025,386
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(115,114,334)	150,824,887

Net increase/(decrease) in Shareholders’ Capital from Operations	(120,481,897)	150,846,856

Distributions to Shareholders

Distributions from net investment income	—	(92,062,159)

Decrease in Shareholders’ Capital from Distributions to Shareholders	—	(92,062,159)

Shareholders’ Capital Transactions

Capital contributions	691,337,036	486,860,811
Reinvestment of distributions	—	89,128,586
Capital redemptions	(26,818,033)	(62,605,958)

Increase in Shareholders’ Capital from Capital Transactions	664,519,003	513,383,439

Shareholders’ Capital at beginning of period	1,237,959,462	665,791,326

Shareholders’ Capital at end of year (1,674,122.088 and 1,093,651.009 shares outstanding at September 30, 2011 and March 31, 2011, respectively)	$1,781,996,568	$1,237,959,462

Accumulated Net Investment Income/(Loss)	$(20,644,916)	$(5,708,685)

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
Statement of Cash Flows
Six Months Ended September 30, 2011 (Unaudited)

Cash flows from operating activities

Net decrease in Shareholders’ capital from operations	$(120,481,897)
Adjustments to reconcile net decrease in Shareholders’ capital from operations to net cash used in operating activities:
Purchases of investments in Investment Funds	(693,300,000)
Proceeds from disposition of investments in Investment Funds	90,000,957
Net realized (gain)/loss on sales of investments in Investment Funds	(9,568,668)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	115,114,334
Changes in operating assets and liabilities:
Increase in other assets	(144,894)
Increase in management fee payable	680,603
Decrease in professional fees payable	(18,856)
Increase in directors’ fees payable	2,500
Increase in accounts payable and other accrued expenses	504,112

Net cash used in operating activities	(617,211,809)

Cash flows from financing activities

Capital contributions	631,404,044
Capital redemptions	(27,053,854)

Net cash provided by financing activities	604,350,190

Net decrease in cash and cash equivalents	(12,861,619)

Cash and cash equivalents at beginning of period	19,941,246

Cash and cash equivalents at end of period	$7,079,627

Supplemental non-cash information:
Decrease in contributions received in advance	$(59,932,992)

Decrease in withdrawals payable	$(235,821)

See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
Financial Highlights

	Six Months
	Ended
	September 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2011	March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Net Asset Value per Share, beginning of period:	$1,131.95	$1,065.34	$1,005.77	$1,216.46	$1,207.54	$1,241.60

Income (loss) from investment operations:*
Net investment loss	(10.33)	(21.47)	(22.13)	(29.47)	(34.29)	(28.26)
Net realized and unrealized gain/(loss) on investments	(57.18)	206.41	247.91	(153.56)	133.84	108.05

Total from investment operations	(67.51)	184.94	225.78	(183.03)	99.55	79.79

Distributions from net investment income	—	(118.33)	(166.21)	—	—	(47.12)
Distributions from net realized gains	—	—	—	(27.66)	(90.63)	(66.73)

Total distributions	—	(118.33)	(166.21)	(27.66)	—	—

Net Asset Value per Share, end of period:	$1,064.44	$1,131.95	$1,065.34	$1,005.77	$1,216.46	$1,207.54

Total Return**	(5.96%)	17.92%	23.21%	(15.05%)	8.24%	6.43%

Ratios/Supplemental Data:
Shareholders’ capital, end of period	$1,781,996,568	$1,237,959,462	$665,791,326	$515,528,823	$571,709,686	$327,210,824

Portfolio turnover	5.33%	38.53%	38.58%	41.45%	30.05%	69.45%

Ratio of expenses to average Shareholders’ capital***, ****	1.89%	1.90%	2.04%	2.63%	2.90%	2.51%

Ratio of net investment loss to average Shareholders’ capital***, ****	(1.89%)	(1.90%)	(2.04%)	(2.62%)	(2.87%)	(2.37%)
The above ratios may vary for individual investors based on the timing of capital transactions during the period.

*	Per share data for income (loss) from investment operations is computed using the total of monthly income and expense divided by beginning of month shares.

**	The total return for periods less than one year have not been annualized.

***	The ratios of expenses and net investment loss to average Shareholders’ capital do not include the impact of expenses and incentive allocations or incentive fees related to the underlying Investment Funds or the impact of any placement fees paid by the Shareholder.

****	For the prior years ended 2010, 2009 and 2008, the Company incurred redemption fees of $328,671, $2,199,068 and $2,151,669, respectively. Had the Company not incurred these fees, the ratio of expenses to average Shareholders capital and the ratio of net investment loss to average Shareholders capital would have been 1.99% and (1.98)% for the year ended 2010, 2.30% and (2.29)% for the year ended 2009 and 2.40% and (2.37)% for the year ended 2008, respectively. There were no subscription or redemption fees for the year ended 2007.
See accompanying notes to financial statements.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
Notes to Financial Statements — September 30, 2011 (Unaudited)
1.	Organization
SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (formerly known as Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC) (the “Company”) was organized as a Delaware Limited Liability Company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 (the “1940 Act”) as amended, as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 (the “1933 Act”).
The investment objective of the Company is to achieve capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third-party investment managers (“Investment Managers”) that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as “alternative” strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of the Company can be described as a fund of hedge funds.
Shares of the Company (“Shares”) are sold to eligible investors (referred to as “Shareholders”). The minimum initial investment in the Company from each Shareholder is $25,000; the minimum additional investment is $10,000.
SkyBridge Capital II, LLC (the “Adviser”), a Delaware limited liability company, serves as the Company’s investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of the Company’s assets to various Investment Funds. Under the Company’s governing documents, the Company has delegated substantially all authority to oversee the management of the operations and assets of the Company to the Board of Directors.
2.	Significant Accounting Policies
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.
a. Portfolio Valuation
Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements, offering memoranda and such negotiated “side letter” or similar arrangements as the Adviser may have entered into with the Investment Fund on behalf of the Company. The Company’s investments in the Investment Funds are carried at fair value as determined by the Company’s pro-rata interest in the net assets of each Investment Fund.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
Notes to Financial Statements — September 30, 2011 (Unaudited) (continued)
All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or other allocations payable to the Investment Funds’ managers as required by the Investment Funds’ agreements. Each Investment Manager to which the Adviser allocates assets will charge the Company, as an investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 4% annually of the net assets under their management and the incentive fee is generally expected to range from 15% to 25% of net profits annually. These management and incentive fees are accounted for in the valuations of the Investment Funds and are not included in the management fees reflected in the Statement of Operations.
The Company may invest in Investment Funds that may designate certain investments within those Investment Funds, typically those that are especially illiquid and/or hard to value, as “special situation” (often called “Side-Pocket”) investments with additional redemption limitations. Such a Side-Pocket is, in effect, similar to a private equity fund that requires its investors to remain invested for the duration of the fund and distributes returns on the investment only when liquid assets are generated within the fund, typically through the sale of the fund’s illiquid assets in exchange for cash.
As a general matter, the fair value of the Company’s investment in an Investment Fund represents the amount that the Company can reasonably expect to receive if the Company’s investment was sold in an orderly transaction at the time of valuation. The Investment Funds provide for periodic redemptions ranging from monthly to annually. Investment Funds generally require advance notice of a Shareholder’s intent to redeem its interest, and may, depending on the Investment Funds’ governing agreements, deny or delay a redemption request. The Company considers whether a liquidity discount on any Investment Fund should be taken due to redemption restrictions or suspensions by the Investment Fund. However, the effects of any discounts related to redemption restrictions or lock-up periods were determined by the Adviser to be insignificant at September 30, 2011, and therefore, no discounts were applied to the fair value of the Investment Funds. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.
b. Net Asset Value Determination
The net asset value of the Company is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.
Retroactive adjustments to the Company’s net asset value might be made after the valuation date which could impact the net asset value per share at which Shareholders purchase or sell Company Shares. The valuations reported by the Investment Funds, upon which the Company calculates its month end net asset value, may be subject to adjustment subsequent to the valuation date, based on information which becomes available after that valuation date. For example, fiscal year-end net

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
Notes to Financial Statements — September 30, 2011 (Unaudited) (continued)
asset values of an Investment Fund may be revised as a result of a year-end audit performed by the independent auditors of that Investment Fund. Other adjustments to the Company’s net asset value may also occur from time to time, such as from the misapplication by the Company or its agents of the valuation policies described in the Company’s valuation procedures.
Retroactive adjustments to the Company’s net asset value, which are caused by adjustments to the Investment Funds values or by a misapplication of the Company’s valuation policies, that are able to be made within 90 days of the valuation date(s) to which the adjustment would apply will be made automatically unless determined to be de minimis. Other potential retroactive adjustments, regardless of whether their impact increases or decreases the Company’s net asset value, will be made only if they both (i) are caused by a misapplication of the Company’s valuation policies and (ii) deemed to be material. All retroactive adjustments are reported to the Company’s Valuation Committee and to affected Shareholders.
The Company follows a policy which permits revisions to the number of Shares purchased or sold by Shareholders due to retroactive adjustments made under the circumstances described above which occur within 90 days of the valuation date. In circumstances where a retroactive adjustment is not made under the circumstances described above, Shares purchased or sold by Shareholders will not be adjusted. As a result, to the extent that the subsequent impact of the event which was not adjusted adversely affects the Company’s net asset value, the outstanding Shares of the Company will be adversely affected by prior repurchases made at a net asset value per Share higher than the adjusted value. Conversely, any increases in net asset value per Share resulting from such subsequent impact will be to the benefit of the holders of the outstanding Shares of the Company and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value per Share lower than the post-impact value. New Shareholders may be affected in a similar way, because the same principles apply to the purchase of Shares.
c. Income Recognition and Expenses
Interest income is recognized on an accrual basis as earned. Expenses are recognized as incurred. Income, expenses and realized and unrealized gains and losses are recorded monthly.
The change in an Investment Fund’s net asset value is included in net change in unrealized appreciation/depreciation on investments in Investment Funds on the Statement of Operations. The Company accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. For tax purposes, the Company uses the cost recovery method with respect to sales of Investment Funds that are classified as partnerships for U.S. federal tax purposes, and the first-in-first-out method with respect to sales of investment funds that are classified as corporations for U.S. federal tax purposes.
The Company bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
Notes to Financial Statements — September 30, 2011 (Unaudited) (continued)
d. Income Taxes
The Company became a corporation that is taxed as a regulated investment company (“RIC’) as of October 1, 2005. The Company operated as a partnership from inception through September 30, 2005.
It is the Company’s intention to meet the requirements of the Internal Revenue Code applicable to RICs and distribute substantially all of its taxable net investment income and capital gains, if any, to Shareholders each year. Therefore, no federal income or excise tax provision is required for the Company’s financial statements. While the Company intends to distribute substantially all of its taxable net investment income and capital gains, in the manner necessary to avoid imposition of the 4% excise tax as described above, it is possible that some excise tax will be incurred. In such event, the Company will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements. During the six-month period ended September 30, 2011, the Company did not incur any excise tax which would be recognized as a component of miscellaneous expenses on the Statement of Operations.
The Company has analyzed tax positions taken or expected to be taken in the course of preparing the Company’s tax return for all open tax years and has concluded, as of September 30, 2011, no provision for income tax would be required in the Company’s financial statements. The Company’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six-month period ended September 30, 2011, the Company did not incur any interest or penalties.
e. Cash and Cash Equivalents
Cash and cash equivalents consist of cash on deposit and monies invested in money market deposit accounts that are accounted for at amortized cost, which approximates fair value. Such cash, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.
f. Use of Estimates and Reclassifications
The preparation of financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ materially.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
Notes to Financial Statements — September 30, 2011 (Unaudited) (continued)
g. New Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (“FASB”) issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 requires disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. In addition, ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The adoption of the ASU 2011-04 is currently being assessed but is not expected to have a material impact on the Fund’s financial statements.
3.	Fair Value Disclosures
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Company discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.
Level 1- Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;
Level 2- Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
Level 3- Inputs that are unobservable.
The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine valuation based on their own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the investment strategies, their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
Notes to Financial Statements — September 30, 2011 (Unaudited) (continued)
by the Company as of September 30, 2011. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents which would affect its disclosure. The Company had no unfunded capital commitments as of September 30, 2011.
Directional equity funds take long and short stock positions. The manager may attempt to profit from both long and short stock positions independently, or profit from the relative outperformance of long positions against short positions. The stock picking and portfolio construction process is usually based on bottom-up fundamental stock analysis, but may also include top-down macro-based views, market trends and sentiment factors. Directional equity managers may specialize by region (e.g., global, U.S., Europe or Japan) or by sector. No assurance can be given that the managers will be able to correctly locate profitable trading opportunities, and such opportunities may be adversely affected by unforeseen events. In addition, short selling creates the risk of loss if the security that has been sold short appreciates in value. The Investment Funds within this strategy have monthly to annual liquidity, and are generally subject to a 30 to 90 day notice period. Three Investment Funds in this strategy, representing approximately 1 percent in this strategy, are illiquid side pocket investments, and have suspended redemptions. The remaining approximately 99 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.
Directional macro strategies require well developed risk management procedures due to the frequent employment of leverage. Investment managers may trade futures, options on future contracts and foreign exchange contracts and may trade in diversified markets or focus on one market sector. Two types of strategies employed by directional macro managers are discretionary and systematic trading. Discretionary trading strategies seek to dynamically allocate capital to relatively short-term trading opportunities around the world. Directional strategies (seeking to participate in rising and declining markets when the trend appears strong and justified by fundamentals) and relative value approaches (establishing long positions in undervalued instruments and short positions in related instruments believed to be over valued) or in “spread” positions in an attempt to capture changes in the relationships between instruments. Systematic trading strategies generally rely on computerized trading systems or models to identify and capitalize on trends in financial and commodity markets. This systematic approach allows investment managers to seek to take advantage of price patterns in very large number of markets. The trading models may be focused on technical or fundamental factors or combination of factors. Generally, the Investment Funds within this strategy have monthly liquidity, subject to a 15 to 90 day notice period. Investment Funds in this strategy, representing approximately 2 percent in this strategy, are illiquid side pocket investments with suspended redemptions and are classified as Level 3 investments. The remaining approximately 98 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.
Event driven strategies involve investing in opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcies, recapitalizations and share buybacks. Event driven strategies include “merger arbitrage” and “distressed securities”. Generally, the Investment Funds within this strategy have monthly to annual liquidity, subject to a 30 to 180 day

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
Notes to Financial Statements — September 30, 2011 (Unaudited) (continued)
notice period. Investment Funds in this strategy, representing approximately 2 percent in this strategy, are illiquid side pocket investments with suspended redemptions. Approximately 1 percent of the Investment Funds in this strategy have gated redemptions, which are expected to be lifted within 12 to 36 months. In addition, approximately 2 percent of the Investment Funds in this strategy are classified as Level 3 due to liquidity provisions on a greater than quarterly basis. The remaining approximately 95 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.
Relative value strategies seek to take advantage of specific pricing anomalies, while also seeking to maintain minimal exposure to systematic market risk. This may be achieved by purchasing one security previously believed to be undervalued, while selling short another security perceived to be overvalued. Relative value arbitrage strategies include equity market neutral, statistical arbitrage, convertible arbitrage, and fixed income arbitrage. Some investment managers classified as multi-strategy relative value arbitrage use a combination of these substrategies. Generally, the Investment Funds within this strategy have monthly to quarterly liquidity, subject to a 30 to 90 day notice period. Investment Funds in this strategy, representing approximately 1 percent in this strategy, are illiquid side pocket investments with suspended redemptions. The remaining approximately 99 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.
The Company follows the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the Company determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances.
The guidance also provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price.
A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
Notes to Financial Statements — September 30, 2011 (Unaudited) (continued)
The following is a summary of the inputs used as of September 30, 2011, in valuing the Company’s assets carried at fair value:

			Level 2	Level 3
	Total Fair Value at	Level 1	Significant	Significant
Description	September 30, 2011	Quoted Prices	Observable Inputs	Unobservable Inputs

Investments in Investment Funds
Directional Equity	$183,063,840	$—	$181,507,965	$1,555,875
Directional Macro	23,916,226	—	23,457,284	458,942
Event Driven	779,440,646	—	745,106,674	34,333,972
Relative Value	783,219,303	—	776,553,559	6,665,744

Total Investments in Investment Funds	$1,769,640,015	$—	$1,726,625,482	$43,014,533

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

			Net change in
			unrealized
	Balance as of	Net realized	appreciation /			Transfers in and/or		Balance as of
Investment Strategy	March 31, 2011	gain / (loss)	depreciation	Purchases	Sales	(out) of Level 3 *		September 30, 2011

Directional Equity	$38,843,939	$(4,318)	$(8,105,451)	$674,911	$(65,013)	$(29,788,193	)**	$1,555,875
Directional Macro	468,492	—	(9,550)	—	—	—		458,942
Event Driven	86,815,155	(33,430)	(11,219,902)	68,261,117	(35,309,314)	(74,179,654	)***	34,333,972
Relative Value	7,359,642	—	(693,898)	—	—	—		6,665,744

Total	$133,487,228	$(37,748)	$(20,028,801)	$68,936,028	$(35,374,327)	$(103,967,847)		$43,014,533

*	The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table above.

**	The transfer out of Level 3 investments is due to the change in liquidity provisions of one Investment Fund.

***	Amount is a transfer of two Investment Funds out of Level 3. The transfer is due to the change in the Investment Funds’ lockup period.
Net change in unrealized appreciation (depreciation) on Level 3 assets and liabilities still held as of September 30, 2011 is $(3,590,205).
All net unrealized gains/(losses) in the table above are reflected in the accompanying Statement of Operations.
4.	Management Fee, Administrative Fee, Related Party Transactions and Other
The Adviser provides certain management and administrative services to the Company. The Adviser acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In addition, the Adviser also provides office space and other support services. In consideration for such services, the Company will pay the Adviser a monthly management fee of 0.125% (1.5% annually) based on end of month Shareholder’s capital.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
Notes to Financial Statements — September 30, 2011 (Unaudited) (continued)
Placement agents may be retained by the Company to assist in the placement of the Company’s Shares. A placement agent will generally be entitled to receive a fee from each investor in the Company whose Shares the agent places. The specific amount of the placement fee paid with respect to a Shareholder is generally dependent on the size of the investment in the Company.
The Company has entered into agreements with third parties to act as additional placement agents for the Company’s Shares. Placement fees may range from 0 to 3%. In addition to the placement fee paid by Shareholders, the Adviser and/or its affiliates will pay placement agents an annual fee. The annual fee is paid from the Adviser’s own resources (or those of its affiliates).
The Adviser and BNY Mellon Investment Servicing (US) Inc. have separate agreements with the Company and act as co-administrators to the Company. The Adviser, as co-administrator, receives no fees for providing administrative services to the Company. BNY Mellon Investment Servicing (US) Inc. provides certain accounting, recordkeeping, tax and investor related services and charges fees for their services based on a rate applied to the average Shareholders’ capital and are charged directly to the Company.
Certain Directors of the Company are also directors and/or officers of other investment companies that are advised by the Adviser, including SkyBridge G II Fund, LLC.
Each Director who is not an “interested person” of the Company, as defined by the 1940 Act, receives, for his service as Director of the Company and SkyBridge G II Fund, LLC, an annual retainer of $40,000, a fee per telephonic meeting of the Board of Directors of $500 and a fee per in person meeting of the Board of Directors of $1,000 plus reasonable out of pocket expenses. The Chair of the Audit Committee will receive a $3,000 per year supplemental retainer. Directors will be reimbursed by the Company for their travel expenses related to Board meetings. A portion of such fees and costs will be allocated to each fund according to its relative net assets and a portion will be split equally between each fund.
Total amounts expensed related to Directors by the Company for the period ended September 30, 2011 were $41,500.
BNY Mellon Investment Servicing Trust Company serves as custodian of the Company’s assets and provides custodial services for the Company. Fees payable to the custodian and reimbursement for certain expenses are paid by the Company. Total amounts expensed related to custodian fees by the Company for the period ended September 30, 2011 were $22,863.
5.	Securities Transactions
The following table lists the aggregate purchases and proceeds from sales of Investment Funds for the year ended September 30, 2011, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation, from inception to September 30, 2011.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
Notes to Financial Statements — September 30, 2011 (Unaudited) (continued)

Cost of purchases *	$759,400,000

Proceeds from sales *	$83,063,669

Gross unrealized appreciation	$248,517,174
Gross unrealized depreciation	112,036,966

Net unrealized appreciation	$136,480,208

*	Cost of purchases and proceeds from sales include non-cash transfers of $165,110,266 for the six-month period ended September 30, 2011.
6.	Contributions, Redemptions, and Allocation of Income
Generally, initial and additional subscriptions for Shares may be accepted as of the first day of each month. The Adviser has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for Shares in the Company. The Board of Directors from time to time and in its complete and exclusive discretion, may determine to cause the Company to repurchase Shares from Shareholders pursuant to written tenders by Shareholders on such terms and conditions as it may determine. The Adviser expects that it typically will recommend to the Board of Directors that the Company offer to repurchase Shares from Shareholders quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).
Transactions in Shares were as follows for the period ended September 30, 2011 and the year ended March 31, 2011:

	September 30, 2011	March 31, 2011
Shares outstanding, beginning of period	1,093,651.009	624,958.550
Shares purchased	604,725.546	443,299.969
Shares issued for reinvestment of distributions	—	82,711.506
Shares redeemed	(24,254.467)	(57,319.016)

Shares outstanding, end of period	1,674,122.088	1,093,651.009

7.	Financial Instruments with Off-Balance Sheet Risk
In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps. The Company’s risk of loss in these Investment Funds is limited to the value of its investment in the respective Investment Funds.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
Notes to Financial Statements — September 30, 2011 (Unaudited) (continued)
8.	Redemption Penalty
The Company may be charged a redemption penalty for redeeming its interests of certain Investment Funds prior to the expiration of applicable lock-up periods. During the six-month period ended September 30, 2011 the Company did not incur a redemption penalty.
9.	Subsequent Events
Management has evaluated the impact of all subsequent events on the Company through the date the financial statements were issued and noted the following:
Subsequent to September 30, 2011, the Company paid $12,108,135 for the repurchase of Shares in relation to the September 30, 2011 tender offer.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

FUND MANAGEMENT
(Information Unaudited)
The Company’s officers are appointed by the Directors and oversee the management of the day-to-day operations of the Company under the supervision of the Board of Directors. One of the Directors and all of the officers of the Company are directors, officers or employees of the Adviser or its subsidiaries. The other Directors are not affiliated with the Adviser or its subsidiaries and are not “interested persons” as defined under Section 2(a)(19) of the 1940 Act (the “Independent Directors”). A list of the Directors and officers of the Company and a brief statement of their present positions, principal occupations and directorships during the past five years are set out below. To the fullest extent allowed by applicable law, including the 1940 Act, the LLC Agreement indemnifies the Directors and officers for all costs, liabilities and expenses that they may experience as a result of their service as such.
Certain of the Directors and officers of the Company are also directors and/or officers of other investment companies that are advised by the Adviser, including SkyBridge G II Fund, LLC. (The Company and such other investment companies, if also registered under the 1940 Act, are referred to collectively in this section of the Prospectus as the “Fund Complex.”) The address for each Director and officer in his or her capacity as such is 527 Madison Avenue, 16th Floor, New York, New York 10022.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

INDEPENDENT DIRECTORS
(Information Unaudited)

NUMBER OF
		TERM OF	PRINCIPAL	PORTFOLIOS IN
	POSITION(S)	OFFICE*	OCCUPATION(S)	FUND COMPLEX
	HELD WITH THE	AND LENGTH OF	DURING PAST	OVERSEEN BY	OTHER DIRECTORSHIPS
NAME AND AGE	COMPANY	TIME SERVED	5 YEARS	DIRECTOR	HELD BY DIRECTOR
Charles Hurty (born 1943)	Director	November 2002 to present	Business Consultant since October 2001; prior thereto, Partner with accounting firm of KPMG LLP.	Two**	SkyBridge G II Fund, LLC; GMAM Absolute Return Strategy Fund 1; iShares Trust and iShares, Inc. (216 portfolios)

Steven Krull (born 1957)	Director	November 2002 to present	Professor of Finance at Hofstra University; Business Consultant.	Two**	SkyBridge G II Fund, LLC; Cadogan Opportunistic Alternatives Fund, LLC

Joshua Weinreich (born 1960)	Director	December 2006 to present (served as an advisory Director from January 2006 to November 2006)***	Retired since 2004. Between 1985 and 2004 held various executive positions at Bankers Trust/Deutsche Bank.	Two**	SkyBridge G II Fund, LLC; Smart Pros Inc. (a distance learning company that provides content for continuing education); Endowment Hedge Fund Subcommittee of Cornell University

*	Term of office of each Director is indefinite.

**	Includes the Company and Skybridge G II Fund, LLC.

***	As an advisory Director, Mr. Weinreich participated in Board meetings in the same manner as a full Director, except that he was ineligible to cast a vote on any manner, as his appointment to the Board as an Independent Director had not yet been ratified by Shareholders.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
INTERESTED DIRECTORS
(Information Unaudited)

		TERM OF		NUMBER OF
		OFFICE*	PRINCIPAL	PORTFOLIOS IN	OTHER
	POSITION(S)	AND LENGTH	OCCUPATION(S)	FUND COMPLEX	DIRECTORSHIPS
	HELD WITH THE	OF	DURING PAST	OVERSEEN BY	HELD BY
NAME AND AGE	COMPANY	TIME SERVED	5 YEARS	DIRECTOR	DIRECTOR
Raymond Nolte (born 1961)	President and Director (Chair)	May 2011 to present	Chief Investment Officer, SkyBridge (2010-present); CEO, Citigroup Alternative Investments Fund of Hedge Funds Group (2005-2010); President, Director and Portfolio Manager of SkyBridge Multi-Adviser Hedge Fund Portfolios LLC since 2005.	Two**	SkyBridge G II Fund, LLC

*	Term of office of each Director is indefinite.

**	Includes the Company and SkyBridge G II Fund, LLC.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
OFFICERS
(Information Unaudited)

TERM OF OFFICE* AND
	POSITION(S) HELD WITH	LENGTH OF TIME	PRINCIPAL OCCUPATION(S)
NAME AND AGE	THE COMPANY	SERVED	DURING PAST 5 YEARS
Raymond Nolte (born 1961)	President and Director	September 2005 to present	See table for “Interested Directors” above.

Christopher Hutt (born 1970)	Vice President	June 2009 to present	Vice President, SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2009-present); Vice President, SkyBridge GII Fund, LLC (July 2011-present); Managing Director, SkyBridge Capital (January 2011- present); Director, SkyBridge Capital (2010); Director, Citigroup Alternative Investments LLC (January 2008 - 2010); Vice President, Citigroup Alternative Investments LLC (2004 — 2008)

A. Marie Noble (born 1972)	Chief Compliance Officer	July 2011 to present	Chief Compliance Officer, SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2010 to present); Chief Compliance Officer, SkyBridge GII Fund, LLC (July 2011-present); General Counsel and Chief Compliance Officer, SkyBridge Capital (2010-present); Associate General Counsel, Citigroup Alternative Investments LLC (2006-2010)

Robert J. Phillips (born 1962)	Treasurer and Principal Financial Officer	July 2011 to present	Treasurer and Principal Financial Officer, SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2010-present); Treasurer and Principal Financial Officer SkyBridge GII Fund, LLC (July 2011-present); Partner and Chief Financial Officer, SkyBridge Capital (2007-present); Executive Vice President and Chief Financial Officer, Coventry Capital LLC and Lucerne Management, LLC (2001-2007)

Brahm Pillai (born 1979)	Secretary	July 2011 to present	Secretary, SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2009-present); Secretary, SkyBridge GII Fund, LLC (July 2011-present); Vice President, SkyBridge Capital (2010-present); Vice President, Citigroup Alternative Investments LLC (2008-2010); Assistant Vice President, Citigroup Alternative Investments LLC (2007-2008)

*	Term of office of each officer is indefinite.

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed registrants.
Not applicable.

Item 6.	Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)       Skybridge Multi-Adviser Hedge Fund Portfolios LLC

By (Signature and Title)*		/s/ Raymond Nolte

Raymond Nolte, President
(principal executive officer)

Date	December 5, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Raymond Nolte

Raymond Nolte, President
(principal executive officer)

Date	December 5, 2011

By (Signature and Title)*		/s/ Robert Phillips

Robert Phillips,
Treasurer and Principal Financial Officer
(principal financial officer)

Date	December 5, 2011

*	Print the name and title of each signing officer under his or her signature.